PROPERTY, EQUIPMENT AND SOFTWARE, NET - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Depreciation expenses	¥ 256.6	¥ 139.5	¥ 80.0